Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accrued liabilities	$ 104.4	$ 87.3
Royalties payable	4.8	4.9
Share-based compensation liability (note 16)	1.6	4.5
Current portion of equipment financing obligations	2.6	4.2
Derivative liabilities (note 20)	5.3	0.1
Accounts payable and accrued liabilities	$ 118.7	$ 101.0